PGOF-SA8 05/25

SUPPLEMENT DATED MAY 19, 2025
TO THE STATEMENT OF ADDITIONAL INFORMATION (“SAI”)
OF EACH FUND LISTED IN SCHEDULE A

Effective May 19, 2025, the following changes are made to each Fund’s SAI:

I.	The following replaces the last paragraph of the section titled “General expense limitation”
in each Fund’s SAI:

Sub-administrator JPMorgan Chase Bank, N.A. (JPMorgan) has an agreement with FT
Services to provide certain sub-administrative services for the fund. The administrative services provided by JPMorgan include, but are not limited to, certain fund accounting, financial reporting, tax, corporate governance and compliance and legal administration services.

II.	The following replaces the section titled “Custodian” in each Fund’s SAI:

Custodian JPMorgan, at its principal office at 270 Park Avenue, New York, NY 10017-2070, and at the offices of its branches and agencies throughout the world, acts as custodian of the fund's securities and other assets.

III.	All references to “State Street Bank and Trust Company” under the heading “Other
Disclosures” are replaced with JPMorgan.

Schedule A

Putnam Core Bond Fund
Putnam Diversified Income Trust
Putnam Dynamic Asset Allocation Balanced Fund
Putnam Dynamic Asset Allocation Conservative Fund
Putnam Emerging Markets Equity Fund
Putnam Floating Rate Income Fund
Putnam Focused Equity Fund
Putnam Global Health Care Fund
Putnam Global Technology Fund
Putnam Government Money Market Fund
Putnam International Capital Opportunities Fund
Putnam Large Cap Growth Fund
Putnam Large Cap Value Fund
Putnam Money Market Fund
Putnam Mortgage Securities Fund
Putnam Multi-Asset Income Fund

Putnam Retirement Advantage 2025 Fund
Putnam Retirement Advantage 2030 Fund
Putnam Retirement Advantage 2035 Fund
Putnam Retirement Advantage 2040 Fund
Putnam Retirement Advantage 2045 Fund
Putnam Retirement Advantage 2050 Fund
Putnam Retirement Advantage 2055 Fund
Putnam Retirement Advantage 2060 Fund
Putnam Retirement Advantage 2065 Fund
Putnam Retirement Advantage Maturity Fund
Putnam Short Term Investment Fund
Putnam Small Cap Value Fund
Putnam VT Government Money Market Fund

Shareholders should retain this Supplement for future reference.

2